EMPLOYEE EQUITY INCENTIVE PLAN (Weighted Average Fair Value of Options Granted) (Details) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		$ 0.22	$ 0.26
Total intrinsic value of options exercised	$ 731,689	$ 111,476	$ 31,708